HUNTINGTON STRATEGY SHARES

HUNTINGTON US EQUITY ROTATION STRATEGY ETF

HUNTINGTON ECOLOGICAL STRATEGY ETF

SUPPLEMENT DATED JUNE 11, 2014, TO THE HUNTINGTON STRATEGY SHARES

STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 28, 2013

EFFECTIVE JUNE 11, 2014, PLEASE REPLACE THE SECTION TITLED, “TRUSTEES AND OFFICERS” ON PAGES 35 THROUGH 38 OF THE STATEMENT OF ADDITIONAL INFORMATION WITH THE FOLLOWING:

TRUSTEES AND OFFICERS

The following tables provide information about Independent Trustees and the senior officers of the Trust. Each Trustee oversees all portfolios of the Trust and serves for an indefinite term (subject to mandatory retirement provisions). Information about each Trustee and executive officer is provided below and includes each person’s name, address, age (as of the date of this SAI), present position(s) held with the Trust, principal occupations for the past five years and, in the case of a Trustee, the total compensation received for serving as a Trustee for the most recent fiscal year. Unless otherwise noted, the business address of each person listed below is c/o Huntington Strategy Shares, 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208. Unless otherwise noted, each officer is elected annually by the Board. Each Trustee and officer also serves in the same capacity for The Huntington Funds, another open-end investment company whose series are managed by the Advisor. Collectively, Huntington Strategy Shares and The Huntington Funds comprise the “Huntington Complex” which is comprised of 20 separate series.

Independent Trustees’ Background

Name Age Positions Held with Trust Date Service Began	Principal Occupation(s) During Past Five Years, Previous Position(s) and Other Directorships Held

Thomas J. Westerfield* Age: 59 CHAIRMAN OF THE BOARD AND TRUSTEE Began serving: November 2010	Principal Occupation(s): Chairman of the Board and Of Counsel, Dinsmore & Shohl LLP (law firm) (August 2005 to present). Other Directorships Held: Board Member, The Huntington Funds.

Eddie R. Munson Age: 63 TRUSTEE Began Serving: August 2012

Principal Occupation(s): Retired (September 2006 to present).

Previous Position(s): Certified Public Accountant, KPMG LLP (June 1972 to September 2006).

Other Directorships Held: Board Member, The Huntington Funds; Board Member, Bearingpoint (2006 to 2008); Board Member, United American Healthcare (September 2006 to June 2008); Board Member, Caraco (June 2011 to December 2011).

David S. Schoedinger Age: 71 TRUSTEE Began serving: November 2010

Principal Occupation(s): Funeral Director, Schoedinger Funeral Service (1965 to present); CEO, Schoedinger Financial Services, Inc. (1987 to present).

Other Directorships Held: Board Member, The Huntington Funds.

Name Age Positions Held with Trust Date Service Began	Principal Occupation(s) During Past Five Years, Previous Position(s) and Other Directorships Held

Mark D. Shary Age: 54 TRUSTEE Began serving: November 2010

Principal Occupation(s): Managing Director, ET Partner (consulting) (2008 to present); Private investor (2007 to present).

Other Directorships Held: Board Member, The Huntington Funds; Director, SafeWhite, hc1.com, Updox, MBA Focus, InnerApps, and Vantage Point Logistics (all private companies); Trustee, TechColumbus (non-profit); Director, Healthcare.com (1998-2000) (public company).

William H. Zimmer, III Age: 60 TRUSTEE Began serving: November 2010

Principal Occupation(s): Chief Executive Officer, Cintel Federal Credit Union, (January 2011 to present).

Previous Position(s): Consultant, WHZIII, LLC (March 2009 to January 2011); Assistant Treasurer, Dana Holding Corp. (September 2006 to February 2009) (manufacturing)

Other Directorships Held: Board Member, The Huntington Funds.

*	Thomas J. Westerfield became Chairman of the Trust on February 14, 2013.

Officers’ Background

Name Age Positions Held with Trust Address Date Service Began	Principal Occupation(s) and Previous Position(s)

Joseph L. Rezabek Age: 45 PRESIDENT 37 West Broad Street Columbus, OH 43215 Began Serving: February 2013

Principal Occupation(s): President, Huntington Asset Services, Inc. (“HASI”) (March 2012 to present); President, The Huntington Funds (February 2013 to present).

Previous Position(s): Managing Director and Head of Fund Services, Citi (2006 to 2012); Chief Operating Officer (Milan, Italy), State Street Corporation (1999 to 2006).

R. Jeffrey Young Age: 49 CHIEF EXECUTIVE OFFICER 37 West Broad Street Columbus, OH 43215 Began Serving: November 2010

Principal Occupation(s): Senior Vice President, HASI (January 2010 to present); Chief Executive Officer, The Huntington Funds (February 2010 to present); Chairman of the Board, Valued Advisers Trust (June 2010 to present); Chief Executive Officer and President, Valued Advisers Trust (January 2010 to present); Chairman of the Board, Capitol Series Trust (September 2013 to present).

Previous Position(s): President and Chief Executive Officer, Dreman Contrarian Funds (March 2011 to February 2013); Independent Chair, Valued Advisers Trust (August 2008-Janaury 2010); Managing Director, WealthStone (2007 to 2009); Senior Vice President, Operations, BISYS Fund Services (2006 to 2007); Senior Vice President/Vice President, Client Services, BISYS Fund Services (1994 to 2006).

Martin R. Dean Age: 50 ANTI-MONEY LAUNDERING OFFICER AND CHIEF COMPLIANCE OFFICER 37 West Broad Street Columbus, OH 43215 Began Serving: July 2013

Principal Occupation(s): Senior Vice President and Compliance Group Manager, HASI (July 2013 to present); Anti-Money Laundering Officer and Chief Compliance Officer, The Huntington Funds (July 2013 to present).

Previous Position(s): Director and Fund Accounting and Fund Administration Product Manager, Citi (2008 to June 2013); Senior Vice President/Vice President, Fund Administration, Citi (formerly, BISYS Fund Services) (May 1994 to 2008)

Name Age Positions Held with Trust Address Date Service Began	Principal Occupation(s) and Previous Position(s)

Paula G. Jurcenko Age: 49 VICE PRESIDENT 37 West Broad Street Columbus, OH 43215 Began Serving: February 2014

Principal Occupation(s): Senior Vice President, HASI (September 2012 to present); President, Unified Financial Securities, Inc. (July 2013 to present); Vice President, The Huntington Funds (February 2014 to present).

Previous Position(s): Senior Vice President, Huntington Asset Advisors, Inc. (2004 to 2013); Senior Vice President, Huntington Investment Company (1996 to 2004); Assistant Vice President, Huntington Bancshares, Incorporated (1989 to 1996)

Bryan W. Ashmus Age: 41 TREASURER 37 West Broad Street Columbus, OH 43215 Began Serving: November 2013

Principal Occupation(s): Vice President, Financial Administration, HASI (September 2013 to present); Chief Financial Officer and Treasurer, Valued Advisors Trust (December 2013 to present); Treasurer, The Huntington Funds (November 2013 to present).

Previous Position(s): Vice President, Treasurer Services, Citi Fund Services Ohio, Inc., (May 2005 to September 2013).

Jay S. Fitton Age: 43 SECRETARY 3805 Edwards Road Cincinnati, OH 45209 Began Serving: October 2012

Principal Occupation(s): Vice President of Legal Administration, HASI (November 2011 to present); Secretary, The Huntington Funds (February 2012 to present); Secretary, Capitol Series Trust (November 2013 to present).

Previous Position(s): Vice President and Senior Counsel, J.P. Morgan Chase (April 2007 to November 2011).

3